Financial expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Financial expenses	R$ (2,765,961)	R$ (2,762,963)	R$ (1,745,213)
Interest and inflation adjustment on loans and financing	(215,357)	(71,979)	(197,634)
Interest on taxes and rates	(252,527)	(187,778)	(61,745)
Swap interest	(578,900)	(644,280)	(352,029)
Interest on lease	(1,062,251)	(1,333,007)	(845,033)
Inflation adjustment(i)	(346,719)	(206,018)	(148,749)
Discounts granted	(56,356)	(48,774)	(52,509)
Other expenses (ii)	R$ (253,851)	R$ (271,127)	R$ (87,514)